Related Party Transactions - Founder Shares (Details)			9 Months Ended	12 Months Ended
	Feb. 04, 2021 shares	Sep. 07, 2020 USD ($) $ / shares shares	Sep. 30, 2022 D $ / shares shares	Dec. 31, 2021 USD ($) D $ / shares shares	Feb. 09, 2021 shares	Jan. 20, 2021 shares	Dec. 31, 2020 $ / shares shares
Related Party Transaction
Number of sponsor shares transferred	66,000
Number of sponsor shares transferred per independent director for board service	22,000
Class A ordinary shares
Related Party Transaction
Ordinary shares, par value | $ / shares			$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares, shares outstanding							0
Class B ordinary shares
Related Party Transaction
Ordinary shares, par value | $ / shares			$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares, shares outstanding	10,350,000		10,350,000	10,350,000	10,350,000		10,350,000
Shares subject to forfeiture					0
Class B ordinary shares | Over-allotment option
Related Party Transaction
Shares subject to forfeiture				1,350,000
Sponsor | Class B ordinary shares
Related Party Transaction
Shares subject to forfeiture				0
Founder Shares | Sponsor
Related Party Transaction
Consideration received | $		$ 25,000		$ 25,000
Aggregate of sponsor shares surrendered						5,750,000
Number of sponsor shares transferred	66,000
Number of sponsor shares transferred per independent director for board service	22,000
Shares subject to forfeiture			0
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days
Founder Shares | Sponsor | Over-allotment option
Related Party Transaction
Shares subject to forfeiture			1,350,000
Founder Shares | Sponsor | Class A ordinary shares
Related Party Transaction
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00
Founder Shares | Sponsor | Class B ordinary shares
Related Party Transaction
Consideration received | $		$ 25,000
Sale of stock, price per share | $ / shares		$ 0.002
Ordinary shares, par value | $ / shares		$ 0.0001
Consideration received, shares		14,375,000
Aggregate of sponsor shares surrendered						5,750,000
Share dividend	1,725,000
Ordinary shares, shares outstanding	10,350,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders				20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days